ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

	December 31, 2022	December 31, 2021
	$	$
Trade payables and accrued liabilities	12,825	13,284
Wages and benefits liabilities	2,524	1,772
Other payables	80	137
Accounts payables and accrued liabilities	15,429	15,193